Note 7 - Property and Equipment (Tables)	3 Months Ended
Jun. 30, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	March 31, 2021
	Continuing Operations	Discontinued Operations	Total
Furniture and fixtures	$-	$-	$-
Computer and software	151,748	-	151,748
Machinery and equipment	619,631	289,035	908,666
Leaseholds	-	3,455,600	3,455,600
Construction in progress	-	21,069	21,069
Finance lease right-of-use asset	-	1,663,013	1,663,013
	771,379	5,428,717	6,200,097
Less accumulated depreciation and amortization	(746,357)	(552,471)	(1,298,828)
Property and Equipment, Net	$25,022	$4,876,247	$4,901,269